Document and Entity Information	Sep. 09, 2026
Document And Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0000105319
Document Type	8-K/A
Document Period End Date	Sep. 09, 2026
Entity Registrant Name	WW INTERNATIONAL, INC.
Entity File Number	001-16769
Entity Tax Identification Number	11-6040273
Entity Address, Address Line One	18 West 18th Street
Entity Address, Address Line Two	7th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10011
City Area Code	(212)
Local Phone Number	589-2700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, no par value
Trading Symbol	WW
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On September 9, 2026, WW International, Inc. (the “Company”) filed a Current Report on Form 8-K to (i) announce the appointment of Stephen J. Bye as President and Chief Executive Officer and as a director of the Company’s Board of Directors, in each case effective on a date on or prior to November 27, 2026 to be mutually agreed to by the Company and Mr. Bye (such date, the “Commencement Date”) and (ii) disclose that, in connection with Mr. Bye’s appointment as President and Chief Executive Officer, Felicia DellaFortuna, the Company’s Chief Financial Officer, and Jonathan Volkmann, the Company’s Chief Operations Officer, who are serving in the Interim Office of the Chief Executive (the IOCE”), will resign as members of the IOCE, and that the IOCE will dissolve, effective as of the Commencement Date (and following such dissolution, Ms. DellaFortuna and Mr. Volkmann will continue to serve in their capacities as the Company’s Chief Financial Officer and Chief Operations Officer, respectively). The Company is filing this Current Report on Form 8-K/A to disclose that on September 18, 2026, the Company and Mr. Bye mutually agreed that the Commencement Date will be October 1, 2026.
VA
Document And Entity Information [Line Items]
Entity Incorporation State Country Code	VA